CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net sales	$ 2,394,270	[1]	$ 2,519,154	[1]	$ 2,651,667	[1]
Cost of goods sold	1,543,799		1,620,311		1,699,951
Gross profit	850,471		898,843		951,716
Selling, general and administrative expenses	158,189		308,456		354,885
Research and development expenses	82,246		78,919		77,083
Restructuring and other charges, net (Note 19)	33,361	[2]	111,685	[2]	0	[2]
Operating profit	576,675		399,783		519,748
Interest and financing expenses	(31,559)		(32,800)		(37,574)
Other (expenses) income, net	(6,674)		1,229		357
Income from continuing operations before income taxes and equity in net income of unconsolidated investments	538,442		368,212		482,531
Income tax expense	134,445		80,433		104,471
Income from continuing operations before equity in net income of unconsolidated investments	403,997		287,779		378,060
Equity in net income of unconsolidated investments (net of tax)	31,729		38,067		43,754
Net income from continuing operations	435,726		325,846		421,814
Income (loss) from discontinued operations (net of tax)	4,108		4,281		(1,617)
Net income	439,834		330,127		420,197
Net income attributable to noncontrolling interests	(26,663)		(18,591)		(28,083)
Net income attributable to Albemarle Corporation	$ 413,171		$ 311,536		$ 392,114
Basic earnings per share from continuing operations (in dollars per share)	$ 4.88		$ 3.44		$ 4.35
Basic earnings (loss) per share from discontinued operations (in dollars per share)	$ 0.05		$ 0.05		$ (0.02)
Basic earnings per share (in dollars per share)	$ 4.93		$ 3.49		$ 4.33
Diluted earnings per share from continuing operations (in dollars per share)	$ 4.85		$ 3.42		$ 4.30
Diluted earnings (loss) per share from discontinued operations (in dollars per share)	$ 0.05		$ 0.05		$ (0.02)
Diluted earnings per share (in dollars per share)	$ 4.90		$ 3.47		$ 4.28
Weighted-average common shares outstanding-basic (in shares)	83,839		89,189		90,522
Weighted-average common shares outstanding-diluted (in dollars per share)	84,322		89,884		91,522
Cash dividends declared per share of common stock (in dollars per share)	$ 0.96		$ 0.80		$ 0.67

[1]	No sales in a foreign country exceed 10% of total net sales. Also, net sales are attributed to countries based upon shipments to final destination.
[2]	See Note 19, “Special Items.”